8. Stockholders' Deficiency: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - shares	Dec. 31, 2016	Dec. 31, 2015
Broker Warrants
Class of Warrant or Right, Outstanding	325,249	271,742
Broker Warrants | RTO Adjustment
Class of Warrant or Right, Outstanding	53,507
Broker Warrants | After RTO
Class of Warrant or Right, Outstanding	325,249
Consultant Warrants
Class of Warrant or Right, Outstanding	549,884	380,000
Consultant Warrants | RTO Adjustment
Class of Warrant or Right, Outstanding	74,860
Consultant Warrants | After RTO
Class of Warrant or Right, Outstanding	454,860
Consultant Warrants | Less Exercised
Class of Warrant or Right, Outstanding	(131,365)
Consultant Warrants | Less Expired
Class of Warrant or Right, Outstanding	(245,695)
Consultant Warrants | Add Issued
Class of Warrant or Right, Outstanding	472,084
Total
Class of Warrant or Right, Outstanding	875,133	651,742
Total | RTO Adjustment
Class of Warrant or Right, Outstanding	128,367
Total | After RTO
Class of Warrant or Right, Outstanding	780,109
Total | Less Exercised
Class of Warrant or Right, Outstanding	(131,365)
Total | Less Expired
Class of Warrant or Right, Outstanding	(245,695)
Total | Add Issued
Class of Warrant or Right, Outstanding	472,084